Fair Value of Financial Instruments (Restated) - Additional Information (Details) - KZT (₸)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held	₸ 0	₸ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held	₸ 0	0
Maximum observable arm's length transactions period on the market	30 days
Financial assets and liabilities maximum short-term maturity period	3 months
Level 2
Disclosure of fair value measurement of assets [line items]
Fair value of the investment securities in short-term sovereign debt securities	₸ 407,086,000,000	669,785,000,000
Fair value of the investment securities in long-term sovereign debt securities	713,131,000,000	₸ 218,985,000,000
Level 3
Disclosure of fair value measurement of assets [line items]
Transfer into level 3	₸ 2,322,000,000